Other operating income and expenses - (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other operating income and expenses
Proceeds - Disposals of fixed assets			€ 9
Reversal of impairment on the carry back receivable			333
Total other operating income		€ 294	2,720
Disposals of assets		9
Provision for risk on payroll taxes			51
Accrued expenses to be paid to the tax authorities - CIR 2013 to 2015			1,584
Late payment interest on CIR 2013-2015		123
Waiver claim			640
CIR provision			137
Transaction costs	€ 44	121	952
Total other operating expenses	(44)	(254)	(3,364)
Other operating income (expenses)	€ (44)	40	(644)
CIR 2013 - 2015
Other operating income and expenses
Reversal of provision			2,377
CIR 2017
Other operating income and expenses
Reversal of provision			900
Waiver claim			600
Tax Litigation
Other operating income and expenses
Reversal of provision		180	1,497
AMR Penalties
Other operating income and expenses
Reversal of provision		€ 114	€ 880